Debt (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2020	May 31, 2020	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 29, 2020
Debt (Details) [Line Items]
Convertible notes payable (in Dollars)			$ 3,200
Interest rate			4.00%
Equity financing (in Dollars)			$ 15,000		$ 15,000
Convertible notes payable, description					The Initial 2019 Notes bear interest at 6% per annum and mature two to five years after their respective issuance dates. The Initial 2019 Notes are only prepayable with the consent of the holders. One of the Initial 2019 Notes (totaling $1.8 million) is secured by substantially all of the assets of the Company, subordinate to the first priority, senior secured interest held by a note holder of a convertible note issued in January 2020. The holder of this note has first priority secured interest in these assets.	The conversion price is dependent upon the pre-money valuation of the Company in connection with the next equity financing, with the conversion price set at a 35% discount on the next equity financing price if the pre-money valuation is $100.0 million or less, or 35% multiplied by the quotient of $100.0 million divided by the pre-money valuation if it is greater than $100.0 million.
Additional interest			3.00%	3.00%	3.00%	3.00%
Conversion features amount (in Dollars)			$ 2,700	$ 6,000
Equity financing per share price				50.00%	50.00%
Subsequent equity financing (in Dollars)			15,000
Divided				50.00%	50.00%
Equity financing maturity date, description					the maturity date of the December 2019 Note will automatically extend by one year. In such situation, the holder also has the right to extend the maturity date for an additional two years beyond the modified maturity date.
Conversion price (in Dollars)					$ 1,400
Commercial debt (in Dollars)			$ 10,000
Debt, description			In connection with the reverse recapitalization discussed in Note 4, immediately prior to the closing of the Business Combination, the convertible notes, plus accrued paid-in-kind interest, totaling $26.8 million were converted into an aggregate of 2,336,235 shares of Legacy Hyliion common stock, which were then exchanged for an aggregate of 3,404,367 shares of the Company’s common stock on the Closing Date (see Note 4). In addition, the Company issued 1,000,000 shares of Legacy Hyliion common stock to a noteholder of the 2018 Note, Initial 2019 Notes, and January 2020 Note, with a grant date fair value of $10.00 per share in accordance with the Commercial Matters Agreement (see Note 15).
Loss on extinguishment (in Dollars)			$ 10,200	$ (10,170)
Term loan, description	During August 2020, the Company issued a term loan (the “Term Loan”) with a principal balance totaling $10.1 million that matured on the earlier of (i) December 15, 2020, (ii) the termination of the Business Combination or, (iii) the consummation of the Business Combination as provided in the Business Combination. In connection with the Term Loan, the Company paid $0.5 million of financing costs. The Term Loan bore interest at a rate equal to 6.5% plus the greater of (a) the Federal Funds rate plus 0.5%, (b) LIBOR Rate for a one-month interest period plus 1.0%, and (c) Prime Rate in effect on such day. While outstanding in 2020, the Term Loan bore interest at 8.5% per annum. The Term Loan plus accrued interest was repaid in full in October 2020.
Payroll protection program loan, description		During May 2020, the Company received loan proceeds in the amount of $0.9 million under the Payroll Protection Program (the “PPP”). The PPP was established as part of Coronavirus Aid, Relief, and Economic Security Act and provides for loans to qualifying businesses for amounts up to 2.5 times the average monthly payroll expenses of the business, subject to certain limitations. The loans and accrued interest are forgivable after eight weeks so long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and so long as the borrower maintains its pre-funding employment and wage levels. Although the Company used the PPP loan proceeds for purposes consistent with the provisions of the PPP and that such usage met the criteria established for forgiveness of the loan, the Company intends to repay the PPP loan plus accrued interest. The PPP loan matures in May 2022.
2018 Note [Member]
Debt (Details) [Line Items]
Convertible notes payable (in Dollars)						$ 5,000
Interest rate						6.00%
Equity financing (in Dollars)						$ 5,000
Percentage of price						65.00%
Additional interest						9.00%
Conversion feature (in Dollars)						$ 1,800
2019 Note [Member]
Debt (Details) [Line Items]
Convertible notes payable (in Dollars)							$ 13,600
Interest rate				4.00%	6.00%
Equity financing (in Dollars)				$ 15,000	$ 35,000
Percentage of price				75.00%
Additional interest				9.00%	9.00%
Description of notes				The conversion price is dependent upon the pre-money valuation of the Company in connection with the next equity financing, with the conversion price set at a 25% discount on the next equity financing price if the pre-money valuation is $100.0 million or less, or 25% multiplied by the quotient of $100.0 million divided by the pre-money valuation if it is greater than $100.0 million. (b) Optional conversion (for one of the Initial 2019 Notes) upon a subsequent equity financing if the holder did not elect to convert upon the Next Equity Financing, at the price that is set by the subsequent equity financing (no discount).
Debt total amount (in Dollars)				$ 1,800
Equity financing per share price					50.00%
Subsequent equity financing (in Dollars)					$ 35,000
December 2019 Note [Member]
Debt (Details) [Line Items]
Convertible notes payable (in Dollars)					$ 3,200
January 2020 Note [Member]
Debt (Details) [Line Items]
Additional interest			9.00%
Description of notes			The January 2020 Note bears interest at 6% per annum and matures in January 2025 (five years subsequent to its issuance date).
Per annum rate			5 years